Cover	6 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	10-12G/A
Amendment Flag	true
Amendment Description	revised for various items
Entity Registrant Name	UAN POWER CORP.
Entity Central Index Key	0001469115
Entity Tax Identification Number	27-0155619
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2030 POWERS FERRY ROAD SE
Entity Address, Address Line Two	SUITE #212
Entity Address, City or Town	ATLANTA
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	404
Local Phone Number	816-8240
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false